Interest Bearing Borrowings (Tables)	12 Months Ended
Jun. 30, 2022
Interest Bearing Borrowings Abstract
Schedule of Interest bearing borrowings
	2022	2021
	A$	A$
Current
Convertible notes-ACAM[1]	-	1,644,081
Convertible notes-iGGF[1]	-	534,061
Total convertible notes	-	2,178,142
R&D tax prepayment loan[2]	700,000	-
Other loans[3]	410,171	-
	1,110,171	2,178,142